Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 35,400	Fees	UNITED STATES		Government of the United States of America United States Nuclear Regulatory Commission	Shirley Basin
#: 2
	462,800	Fees	UNITED STATES		Government of the United States of America Bureau of Land Management	Lost Creek
#: 3
	160,638	Fees	UNITED STATES	snj:US-WY	Government of the United States of America Bureau of Land Management	Other Wyoming exploration projects
#: 4
	125,000	Fees	UNITED STATES	snj:US-WY	State of Wyoming State Geological Survey	Other Wyoming exploration projects
#: 5
	11,812	Fees	UNITED STATES	snj:US-WY	State of Wyoming Office of State Lands and Investment	Other Nevada exploration project
#: 6
	682,064	Taxes	UNITED STATES	snj:US-WY	State of Wyoming Deparment of Revenue [Member]	Lost Creek
#: 7
	123,914	Taxes	UNITED STATES	snj:US-WY	Sweetwater County, Wyoming	Lost Creek
#: 8
	361	Fees	UNITED STATES	snj:US-WY	Sweetwater County, Wyoming	Other Nevada exploration project
#: 9
	4,168	Taxes	UNITED STATES	snj:US-WY	Carbon County, Wyoming	Shirley Basin
#: 10
	6,265	Fees	UNITED STATES	snj:US-WY	Carbon County, Wyoming	Other Nevada exploration project
#: 11
	949	Taxes	UNITED STATES	snj:US-WY	Fremont County, Wyoming	Lost Creek
#: 12
	$ 47	Fees	UNITED STATES	snj:US-WY	Fremont County, Wyoming	Other Nevada exploration project